Financial Assets - Summary of Investments Accounted for Using Equity Method (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Beginning balance		€ 1,163	€ 1,248
Translation adjustment		3	(21)
Investments and advances		27	2
Investment and loan to associate in lieu of cash proceeds			85
Joint ventures becoming subsidiaries (note 32)			(120)
Disposals and repayments		(540)	(44)
Arising on acquisition (note 32)			1
Share of profit after tax	[1]	72	60
Dividends received		(35)	(48)
Ending balance		690	1,163
Other [Member]
Disclosure of financial assets [line items]
Beginning balance		23	25
Translation adjustment		1
Investments and advances		2
Disposals and repayments		(14)	(2)
Ending balance		12	23
Share of net assets [Member]
Disclosure of financial assets [line items]
Beginning balance		1,102	1,123
Translation adjustment		3	(18)
Investments and advances		12	1
Investment and loan to associate in lieu of cash proceeds			35
Joint ventures becoming subsidiaries (note 32)			(13)
Disposals and repayments		(489)	(39)
Arising on acquisition (note 32)			1
Share of profit after tax	[1]	72	60
Dividends received		(35)	(48)
Ending balance		665	1,102
Loans1 [member]
Disclosure of financial assets [line items]
Beginning balance		61	125
Translation adjustment			(3)
Investments and advances		15	1
Investment and loan to associate in lieu of cash proceeds			50
Joint ventures becoming subsidiaries (note 32)			(107)
Disposals and repayments		(51)	(5)
Ending balance		€ 25	€ 61

[1]	Share of profit after tax includes €12 million (2018: €12 million) relating to discontinued operations.